Variable Interest Entities (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012
Intercompany transactions between Consolidated VIEs and the MUFG Group, eliminated from the consolidated VIEs disclosure amounts
Cash and due from banks, Consolidated assets	¥ (3,483,533)	¥ (3,619,253)	¥ (3,004,711)	¥ (3,230,409)
Interest-earning deposits in other banks, Consolidated assets	(15,495,887)	(8,111,887)
Trading account assets, Consolidated assets	(40,458,856)	(40,826,384)
Investment securities, Consolidated assets	(55,443,795)	(61,865,185)
Loans, Consolidated assets	(100,884,479)	(97,254,242)
Long-term debt, Consolidated liabilities	(12,706,266)	(12,182,358)
Consolidated VIEs, Elimination [Member]
Intercompany transactions between Consolidated VIEs and the MUFG Group, eliminated from the consolidated VIEs disclosure amounts
Cash and due from banks, Consolidated assets	101,611	71,726
Interest-earning deposits in other banks, Consolidated assets	93,920	71,464
Trading account assets, Consolidated assets	5,469	1,237
Investment securities, Consolidated assets	6	6
Loans, Consolidated assets	1,092,130	966,616
All other assets, Consolidated assets	9,019	16,641
Other short-term borrowings, Consolidated liabilities	2,798,126	3,078,982
Long-term debt, Consolidated liabilities	1,079,761	1,146,963
All other liabilities, Consolidated liabilities	¥ 27,217	¥ 26,036